Notes to the consolidated financial statements - Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes to the consolidated financial statements
Impairment of equipment		€ 0
Raw materials write-offs and scrap	€ 80,021
Impairment of assets held for sale	19,064
Cost of sales
Notes to the consolidated financial statements
Personnel	(27,185)	(22,159)	€ (2,896)
Materials	(88,891)	(46,250)	(1,598)
Third-party services	(32,331)	(139,975)	(2,652)
Maintenance and lease	(2,425)	(2,874)	(1,016)
Amortization and depreciation	(6,295)	(3,992)	(5,913)
Impairment of equipment	(24,948)	(22,810)
Other	(1,918)	(135)	(98)
Total	(183,993)	€ (238,195)	€ (14,173)
Raw materials write-offs and scrap	80,021
Impairment of assets held for sale	€ 19,064